Significant Accounting Policies - Additional Information - (Details)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Line Items]
Description of leases of low value assets	The Company applies the short-term lease recognition exemption to leases of 12 months or less, as well as the lease of low-value assets recognition exemption.
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Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity, days	90 days